Restructuring and Asset Impairment Charges - Results of Operations of Wireless (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Recurring and other revenue	$ 1,155,981	$ 1,050,441	$ 881,983
Selling expenses	193,359	213,386	198,348
General and administrative expenses	192,014	204,536	188,397
Depreciation and amortization	543,440	514,082	329,255
Total costs and expenses	1,298,098	1,292,500	1,037,476
Loss from operations	(142,117)	(242,059)	(155,493)
Interest expense	260,014	245,214	225,772
Net loss	(395,756)	(467,914)	(410,199)
Wireless
Restructuring Cost and Reserve [Line Items]
Recurring and other revenue	2,808	6,870	9,593
Operating expenses	5,455	8,295	9,990
Selling expenses	137	674	194
General and administrative expenses	5,291	15,547	12,167
Depreciation and amortization	68	102	23
Total costs and expenses	10,951	24,618	22,374
Loss from operations	(8,143)	(17,748)	(12,781)
Interest expense	0	2	2,354
Other income, net	(2,100)	(52,021)	(37)
Net loss	(6,043)	34,271	(15,098)
Recurring and other revenue
Restructuring Cost and Reserve [Line Items]
Recurring and other revenue	1,155,981	1,050,441	843,420
Recurring and other revenue | Wireless
Restructuring Cost and Reserve [Line Items]
Recurring and other revenue	2,808	6,870	9,504
Activation fees
Restructuring Cost and Reserve [Line Items]
Recurring and other revenue	0	0	11,575
Activation fees | Wireless
Restructuring Cost and Reserve [Line Items]
Recurring and other revenue	$ 0	$ 0	$ 89